Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03043237

Cert NYS

1-11588

NYSE

RECD S.E.C.
JAN 12 2004

PROCESSED
JAN 15 2004
THOMSON FINANCIAL

January 12, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAGA COMMUNICATIONS, INC., Class A Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 12, 2004. Tentative listing date – January 20, 2004.

Sincerely,

[signature]